Employee Benefit Plans and Non-Qualified Plans - Actual and Target Weighted Average Asset Allocation (Detail) - Non Us Corporate Pension Plan [Member]	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocations of pension plans	100.00%	100.00%
Target allocations of pension plans	100.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocations of pension plans	61.00%	60.00%
Target allocations of pension plans	60.00%
Lease [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocations of pension plans	38.00%	39.00%
Target allocations of pension plans	40.00%
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual allocations of pension plans	1.00%	1.00%